Other Assets	12 Months Ended
Dec. 31, 2011
Other Assets
11.	OTHER ASSETS

The other assets as of December 31, 2010 and 2011 are as follows:

	December 31,
	2010	2011
	(RMB)	(RMB)	(US$)

Land use right	85,239,597	85,239,597	13,543,208
Deposit for purchase for office building	18,921,000	—	—
Accumulated amortization	(2,318,517)	(4,057,405)	(644,657)

Other asset, net	101,842,080	81,182,192	12,898,551

In June 2009, the Group made a prepayment for the purchase of a land use right amounting to RMB85,239,597 in Zhuhai Hi-Tech Industrial Area in Guangdong Province.

In June 2010, the Group made a deposit for the purchase of an office building amounting to RMB18,921,000 in Shanghai, pursuant to which total consideration of the office building (Note 6) was paid and the legal title of the building was transferred to the Company during 2011.